Loans and Allowance for Credit Losses, Impaired Loans (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Impaired Loans [Abstract]
Unpaid principal balance	$ 22,110	$ 26,547
Impaired loans	18,674	22,377
Impaired loans with related allowance for credit losses	11,639	16,604
Related allowance for credit losses	1,890	2,593
Loans and Leases Receivable, Impaired, Commitment to Lend	579	403
Consumer Real Estate Loans Government Guaranteed Or Insured [Member]
Impaired Loans [Abstract]
Impaired loans	1,400	1,500
Total Commercial [Member]
Impaired Loans [Abstract]
Unpaid principal balance	5,306	7,148
Impaired loans	3,960	5,372
Impaired loans with related allowance for credit losses	3,651	5,026
Related allowance for credit losses	705	1,000
Commercial and Industrial Loans [Member]
Impaired Loans [Abstract]
Unpaid principal balance	3,577	5,058
Impaired loans	2,568	3,742
Impaired loans with related allowance for credit losses	2,310	3,418
Related allowance for credit losses	462	675
Commercial Real Estate Mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	1,502	1,777
Impaired loans	1,239	1,418
Impaired loans with related allowance for credit losses	1,207	1,396
Related allowance for credit losses	211	280
Commercial Real Estate Construction [Member]
Impaired Loans [Abstract]
Unpaid principal balance	95	167
Impaired loans	54	93
Impaired loans with related allowance for credit losses	45	93
Related allowance for credit losses	9	22
Lease Financing [Member]
Impaired Loans [Abstract]
Unpaid principal balance	132	146
Impaired loans	99	119
Impaired loans with related allowance for credit losses	89	119
Related allowance for credit losses	23	23
Total Consumer [Member]
Impaired Loans [Abstract]
Unpaid principal balance	16,804	19,399
Impaired loans	14,714	17,005
Impaired loans with related allowance for credit losses	7,988	11,578
Related allowance for credit losses	1,185	1,593
Real estate 1-4 family first mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	14,020	16,438
Impaired loans	12,225	14,362
Impaired loans with related allowance for credit losses	6,060	9,475
Related allowance for credit losses	770	1,117
Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	2,135	2,399
Impaired loans	1,918	2,156
Impaired loans with related allowance for credit losses	1,421	1,681
Related allowance for credit losses	245	350
Credit Card [Member]
Impaired Loans [Abstract]
Unpaid principal balance	356	300
Impaired loans	356	300
Impaired loans with related allowance for credit losses	356	300
Related allowance for credit losses	136	104
Automobile [Member]
Impaired Loans [Abstract]
Unpaid principal balance	157	153
Impaired loans	87	85
Impaired loans with related allowance for credit losses	34	31
Related allowance for credit losses	5	5
Other revolving credit and installment [Member]
Impaired Loans [Abstract]
Unpaid principal balance	136	109
Impaired loans	128	102
Impaired loans with related allowance for credit losses	117	91
Related allowance for credit losses	29	17
Trial modifications [Member]
Impaired Loans [Abstract]
Impaired loans	$ 194	$ 299